Leasehold Improvements and Equipment	6 Months Ended
Jun. 30, 2024
Leasehold Improvements and Equipment [Abstract]
Leasehold improvements and Equipment

Note 5. Leasehold improvements and Equipment

At June 30, 2024 and December 31, 2023, leasehold improvements and equipment consisted of the following:

	June 30,	December 31,
	2024	2023
Motor Vehicles	$509,705	$465,111
Office equipment	74,500	26,462
Furniture and fittings	66,016	17,826
Computer	-	43,949
Warehouse equipment	109,192	111,397
Machinery equipment	48,904	2,699
Leasehold improvements	636,553	671,539
	1,444,870	1,338,983
Accumulated depreciation	(547,583)	(442,444)
Leasehold improvements and equipment, net of accumulated depreciation	$897,287	$896,539

Depreciation expense of leasehold improvements and equipment for the six months ended June 30, 2024 and 2023 were $130,629 and $83,662, respectively.

During the six months ended June 30, 2024 and 2023, the Company purchased assets of $159,908 and $564,333, respectively; and disposed assets of $33,217 and $nil, respectively.

The motor vehicles with a net carrying amount of $249,905 and $281,875 are held under finance lease arrangements as of June 30, 2024 and December 31, 2023, respectively.